CONCENTRATIONS	12 Months Ended
Jun. 30, 2020
CONCENTRATIONS
CONCENTRATIONS

NOTE 25. CONCENTRATIONS

For the year ended June 30, 2018, CNPC represented approximately 45% and another customer represented approximately 43% of the Company’s revenue. At June 30, 2018, CNPC accounted for 29% and another two customers accounted for 22% and 14% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2019, CNPC represented approximately 39% and another two customers represented approximately 24% and 12% of the Company's revenue, respectively. At June 30, 2019, CNPC accounted for 31% and another three customers accounted for 18%,  14% and 10% of the Company's trade accounts receivable, net, respectively.

For the year ended June 30, 2020, CNPC represented approximately 39% and another two customers represented approximately 31% and 17% of the Company's revenue, respectively. At June 30, 2020, CNPC accounted for 36% and another two customers accounted for 11% and 10% of the Company’s trade accounts receivable, net, respectively.